Note 2 - Restructuring, Management Separation Charges, and Subsequent Event (Tables)	12 Months Ended
Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Restructuring and Related Costs [Table Text Block]
	Workforce-related	Lease-related	Total
December 31, 2012 balance	$395	$-	$395
Restructuring expense	1,915	-	1,915
Payments	(2,065)	-	(2,065)
December 31, 2013 balance	$245	$-	$245
Restructuring expense	4,002	197	4,199
Payments	(3,502)	(38)	(3,540)
December 31, 2014 balance	$745	$159	$904